Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statements of Consolidated Shareholders' Equity [Abstract]
Dividends declared per common share	$ 1.92	$ 1.68	$ 1.45